Cash and Cash Equivalents - Schedule of Balances included under Cash and Cash Equivalents (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and deposits in banks
Cash	$ 253,779	$ 255,449
Deposits in the Central Bank of Chile	103,756	70,444
Deposits in local banks	14,254	4,422
Deposits in foreign banks	637,892	657,365
Subtotals cash and deposits in banks	1,009,681	987,680
Cash items in process of collection, net	66,732	71,493
Highly liquid financial instruments	295,551	194,412
Investments under resale agreements	75,975	109,467
Totals cash and cash equivalents	$ 1,447,939	$ 1,363,052	$ 1,075,089	$ 2,116,744